INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure Inventory Abstract
Finished goods	$ 4,538	$ 3,355
Work in progress - vehicles	7,312	4,785
Parts for resale	1,804	1,928
Total Inventory	$ 13,654	$ 10,068